Fair Value Measurements (Tables)	12 Months Ended
Apr. 30, 2026
EBP 005
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Investments in Master Trust
The following tables provide information, by level, for investments in the Master Trust that are measured at fair value on a recurring basis:

	Assets at Fair Value at April 30, 2026
(in thousands)	Total	Level 1	Level 2	Level 3	NAV Practical Expedient(1)
Registered investment companies	$36,444	$36,444	$—	$—	$—
Medtronic plc Stock Fund and ESOP Fund	385,076	385,076	—	—	—
Self-directed brokerage account	978,781	978,781	—	—	—
Collective trusts	14,131,375	—	—	—	14,131,375
Total investments in Master Trust, at fair value	$15,531,676	$1,400,301	$—	$—	$14,131,375

	Assets at Fair Value at April 30, 2025
(in thousands)	Total	Level 1	Level 2	Level 3	NAV Practical Expedient(1)
Registered investment companies	$43,948	$43,948	$—	$—	$—
Medtronic plc Stock Fund and ESOP Fund	441,914	441,914	—	—	—
Self-directed brokerage account	779,840	779,840	—	—	—
Collective trusts	11,993,984	—	—	—	11,993,984
Total investments in Master Trust, at fair value	$13,259,686	$1,265,702	$—	$—	$11,993,984
(1)Certain investments are measured at NAV per share (or its equivalent) as a practical expedient and are included above to permit reconciliation to total investments in the Master Trust at fair value.
The following table summarizes the Master Trust investments measured at fair value based on NAV as a practical expedient:

	Fair Value at April 30		Unfunded Commitments	Redemption Frequency	Redemption Notice Period
(in thousands)	2026	2025
Collective trusts	$14,131,375	$11,993,984	(1)	(1)	(1)
(1)Collective trusts share the common goal of growth and preservation of principal. The collective trusts indirectly invest in a mix of U.S. and international common stocks, and fixed income securities through holdings in various mutual funds. These investments can be redeemed daily and there are currently no redemption restrictions or unfunded commitments on these investments.